Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005439 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005439 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005439 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005439 | Top10HoldingSouthernBNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005439 | Top10HoldingMetLifeBNY-59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005439 | Top10HoldingIntelBNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005439 | Top10HoldingCitigroupBNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005439 | Top10HoldingQUALCOMMBNY-747525103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005439 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005439 | Top10HoldingTotalEnergiesBNY-B15C557
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005439 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000005439 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000005439 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005439 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000005439 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005439 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005439 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005439 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005439 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005439 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005440 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005440 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005440 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005440 | Top10HoldingSouthernBNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005440 | Top10HoldingMetLifeBNY-59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005440 | Top10HoldingIntelBNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005440 | Top10HoldingCitigroupBNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005440 | Top10HoldingQUALCOMMBNY-747525103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005440 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005440 | Top10HoldingTotalEnergiesBNY-B15C557
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005440 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000005440 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000005440 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005440 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000005440 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005440 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005440 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005440 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005440 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005440 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.10%